(Leuthold Core Investment Fund Logo)

                               Semi-Annual Report
                                March 31, 1998

(Leuthold Core Investment Fund Logo)

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998
(UNAUDITED)

ASSETS:
  Investments, at value
    (cost $33,323,610)                 $37,708,422
  Cash                                      27,368
  Interest receivable                      306,709
  Dividends receivable                      13,079
  Organizational expenses, net of
    accumulated amortization                22,678
  Other assets                              16,328
                                       -----------
  Total Assets                          38,094,584
                                       -----------
LIABILITIES:
  Payable to Adviser                        15,951
  Accrued expenses and
    other liabilities                       39,953
                                       -----------
  Total Liabilities                         55,904
                                       -----------
NET ASSETS                             $38,038,680
                                       -----------
                                       -----------
NET ASSETS CONSIST OF:
  Capital stock                        $32,444,200
  Accumulated undistributed
    net investment income                    6,182
  Accumulated undistributed
    net realized gains on
    investments                          1,203,486
  Net unrealized appreciation
    on investments                       4,384,812
                                       -----------
  Total Net Assets                     $38,038,680
                                       -----------
                                       -----------
  Shares outstanding
    (250,000,000 shares of
    $.0001 par value authorized)         3,243,109

  Net Asset Value, Redemption
    Price and Offering Price
    Per Share                          $     11.73
                                       -----------
                                       -----------


STATEMENT OF OPERATIONS
OCTOBER 1, 1997 THROUGH MARCH 31, 1998
(UNAUDITED)

INVESTMENT INCOME:
  Dividend income                      $   115,150
  Interest income                          699,644
                                       -----------
  Total investment income                  814,794
                                       -----------
EXPENSES:
  Investment advisory fee                  149,905
  Administration fee                        14,508
  Shareholder servicing and
    accounting costs                        22,133
  Custody fees                               5,878
  Federal and state registration            16,850
  Professional fees                         22,717
  Amortization of
    organizational expenses                  4,290
  Reports to shareholders                    8,981
  Directors' fees and expenses               2,512
  Other                                      2,656
                                       -----------
  Total expenses before
    reimbursement                          250,430

  Less:  Reimbursement
    from Adviser                          (42,229)
                                       -----------
  Net expenses                             208,201
                                       -----------
NET INVESTMENT INCOME                      606,593
                                       -----------
REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS:
  Net realized gains on investments      1,422,171
  Change in unrealized
    appreciation on investments          1,248,819
                                       -----------
  Net realized and unrealized
    gains on investments                 2,670,990
                                       -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                       $3,277,583
                                       -----------
                                       -----------

See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                             OCTOBER 1, 1997         YEAR
                                                 THROUGH            ENDED
                                             MARCH 31,  1998  SEPTEMBER 30, 1997
                                             ---------------  ------------------
                                               (UNAUDITED)
OPERATIONS:
  Net investment income                    $       606,593      $   1,279,782
  Net realized gains on investments              1,422,171            650,665
  Change in unrealized appreciation
    on investments                               1,248,819          2,908,909
                                               -----------        -----------
  Net increase in net assets from operations     3,277,583          4,839,356
                                               -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (603,414)        (1,318,685)
  In excess of net investment income                    --           (125,721)
  From net realized gains                       (1,015,457)          (794,514)
                                               -----------        -----------
  Total distributions                           (1,618,871)        (2,238,920)
                                               -----------        -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                      5,746,475          5,469,769
  Proceeds from shares issued to holders in
    reinvestment of dividends                    1,547,007          2,168,493
  Cost of shares redeemed                       (1,473,695)       (11,419,018)
                                               -----------        -----------
  Net increase (decrease) in net assets
    from capital share transactions              5,819,787         (3,780,756)
                                               -----------        -----------
TOTAL INCREASE (DECREASE)
IN NET ASSETS                                    7,478,499         (1,180,320)

NET ASSETS:
  Beginning of period                           30,560,181         31,740,501
                                               -----------        -----------
  End of period (including undistributed
     net investment income of $6,182
     and $0, respectively)                     $38,038,680        $30,560,181
                                               -----------        -----------
                                               -----------        -----------

See notes to the financial statements.


FINANCIAL HIGHLIGHTS


                                                OCTOBER 1,  1997           YEAR         NOVEMBER 20,  1995(1)<F1>
                                                     THROUGH               ENDED               THROUGH
                                                 MARCH 31,  1998    SEPTEMBER 30,  1997  SEPTEMBER 30,  1996
                                                 ---------------    -------------------  -------------------
                                                  (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                  $11.17              $10.18              $10.00
                                                    --------            --------            --------
Income from investment operations:
     Net investment income                              0.20             0.44(2)<F2>            0.38
     Net realized and unrealized
        gains on investments                            0.92                1.32                0.16
                                                    --------            --------            --------
     Total from investment operations                   1.12                1.76                0.54
                                                    --------            --------            --------
Less distributions:
     From net investment income                       (0.20)              (0.46)              (0.36)
     In excess of net investment income                   --              (0.05)                  --
     From net realized gains                          (0.36)              (0.26)                  --
                                                    --------            --------            --------
     Total distributions                              (0.56)              (0.77)              (0.36)
                                                    --------            --------            --------
Net asset value, end of period                        $11.73              $11.17              $10.18
                                                    --------            --------            --------
                                                    --------            --------            --------
Total return                                       10.23%(3)<F3>          17.96%            5.43%(3)<F3>
Supplemental data and ratios:
     Net assets, end of period                   $38,038,680         $30,560,181         $31,740,501
Ratio of expenses to average net assets:
     Before expense reimbursement                   1.50%(4)<F4>           1.47%            1.55%(4)<F4>
     After expense reimbursement                    1.25%(4)<F4>           1.25%            1.25%(4)<F4>
Ratio of net investment income to
  average net assets:
     Before expense reimbursement                   3.38%(4)<F4>           4.05%            4.14%(4)<F4>
     After expense reimbursement                    3.63%(4)<F4>           4.27%            4.44%(4)<F4>
Portfolio turnover rate                               21.61%              35.62%             103.30%
Average commission rate paid                         $0.0608             $0.0600             $0.0600

(1)<F1>  Commencement of operations.
(2)<F2> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F3>  Not annualized.
(4)<F4>  Annualized.


See notes to the financial statements.

SCHEDULE OF INVESTMENTS
MARCH 31, 1998
(UNAUDITED)

  NUMBER                                                      MARKET
OF SHARES                                                     VALUE
 --------                                                    -------
          COMMON STOCKS - 26.1%
          AIRLINES - MAJOR - 2.3%
  1,400   AMR Corporation *<F5>                              $ 200,462
  1,600   Alaska Air Group, Inc. *<F5>                          86,700
  3,900   Continental Airlines, Inc. *<F5>                     229,369
  1,700   Delta Air Lines, Inc.                                201,025
  1,800   UAL Corporation *<F5>                                167,288
                                                             ---------
                                                               884,844
                                                             ---------
          CABLE - 2.9%
 13,300   Adelphia Communications Corporation *<F5>            394,012
  5,400   Cablevision Systems Corporation Class A *<F5>        355,050
  5,200   Comcast Corporation Class A                          183,625
  2,600   TCA Cable TV, Inc.                                   153,725
                                                             ---------
                                                             1,086,412
                                                             ---------
          HEALTH CARE - COST CONTAINMENT - 1.6%
  2,400   Bindley Western Industries, Inc.                      91,050
  5,200   Mariner Health Group, Inc. *<F5>                      89,050
  7,200   Mylan Laboratories, Inc.                             165,600
  3,000   National Surgery Centers, Inc. *<F5>                  76,687
  2,500   Shared Medical Systems Corporation                   195,937
                                                             ---------
                                                               618,324
                                                             ---------
          HOUSING - 1.7%
  3,100   Centex Corporation                                   118,188
  4,400   Kaufman and Broad Home Corporation                   143,275
  4,100   Lennar Corporation                                   141,194
  1,000   Ryland Group, Inc.                                    27,625
  5,000   Standard Pacific Corporation                          75,938
  4,700   Toll Brothers, Inc. *<F5>                            132,188
                                                             ---------
                                                               638,408
                                                             ---------
          INSURANCE - LIFE  - 1.9%
  2,900   Equitable Companies, Inc.                            163,669
  5,100   Presidential Life Corporation                         96,581
  5,600   Provident Companies, Inc.                            192,150
  5,500   SunAmerica, Inc.                                     263,312
                                                             ---------
                                                               715,712
                                                             ---------
          INSURANCE - PROPERTY & CASUALTY - 1.6%
  3,900   20th Century Industries                              104,813
  2,600   Berkley (W.R.) Corporation                           123,175
  1,800   HSB Group, Inc.                                      121,050
  2,400   Ohio Casualty Corporation                            115,200
  2,400   Orion Capital Corporation                            131,250
                                                             ---------
                                                               595,488
                                                             ---------
          REAL ESTATE INVESTMENT TRUSTS - 9.5%
  4,700   Apartment Investment & Management Company
            Class  A                                           180,950
  5,100   CBL & Associates Properties, Inc.                    124,950
  8,900   Crescent Real Estate Equities Company                320,400
  4,600   Developers Diversified Realty Corporation            188,025
  3,700   Equity Residential Properties Trust                  185,925
  9,000   Franchise Finance Corporation of America             250,312
  7,400   Mack-Cali Realty Corporation                         289,062
  3,900   Merry Land & Investment Company, Inc.                 87,262
  8,800   Nationwide Health Properties, Inc.                   220,000
  4,000   Oasis Residential, Inc.                               88,750
 10,099   Patriot American Hospitality, Inc.                   272,673
  5,800   Prentiss Properties Trust                            151,525
  5,700   RFS Hotel Investors, Inc.                            104,025
 10,800   Reckson Associates Realty Corporation                284,850
 10,300   Saul Centers, Inc.                                   186,044
  6,300   Sovran Self Storage, Inc.                            187,031
  8,100   Sun Communities, Inc.                                281,475
 15,900   United Dominion Realty Trust, Inc.                   230,550
                                                             ---------
                                                             3,633,809
                                                             ---------
          TECHNOLOGY - WIRELESS SERVICES - 2.1%
  3,400   Airtouch Communications, Inc. *<F5>                  166,387
  3,000   Centennial Cellular Corporation Class A *<F5>         78,844
  2,800   Mobile Telecommunication Technologies
           Corporation *<F5>                                    62,650
  2,700   Omnipoint Corporation *<F5>                           79,650
  2,200   QUALCOMM, Inc. *<F5>                                 117,700
  1,600   Vodafone Group  plc ADR<F6>                          166,200
  6,200   Western Wireless Corporation Class A *<F5>           142,600
                                                             ---------
                                                               814,031
                                                             ---------
          UTILITIES - ELECTRIC - 2.5%
  4,000   Central Louisiana Electric                           137,000
  3,500   Idaho Power Company                                  131,906
  3,000   Minnesota Power & Light Company                      127,500
  4,300   Montana Power Company                                155,069
  2,100   Northern States Power Company                        123,900
  2,400   OGE Energy Corporation                               138,900
  5,500   Washington Water Power Company                       134,750
                                                             ---------
                                                               949,025
                                                             ---------
          Total common stocks
            (cost $7,669,896)                                9,936,053
                                                             ---------
          INVESTMENT COMPANIES - 3.1%
          EMERGING COUNTRY FUNDS - 3.1%
 23,800   Asia Pacific Fund                                    214,200
 23,600   Asia Tigers Fund                                     200,600
 17,600   China Fund                                           199,100
 24,400   Korea Fund                                           198,250
 32,600   WEBS - Malaysia                                      205,788
 25,300   WEBS - Singapore                                     177,100
                                                             ---------
          Total investment companies
            (cost $1,047,400)                                1,195,038
                                                             ---------
CONTRACTS (100 SHARES PER CONTRACT)
----------------------------------
       CALL OPTIONS PURCHASED - 1.8%
       S&P 500:
 113   Expiration September 1998, Exercise Price $1,125        683,650
                                                             ---------
       Total call options purchased
         (cost $452,678)                                       683,650
                                                             ---------
Principal
Amount
-------
       FIXED INCOME SECURITIES - 51.8%
       U.S.  TREASURY OBLIGATIONS - 51.8%
$12,675,000 U.S. Treasury Strips, due 2/15/2018 #<F7>        3,839,510
                                                           -----------
            U.S. Treasury Bonds:
 8,215,000  7.50%, due 11/15/2016                            9,578,180
 2,245,000  8.125%, due 8/15/2019                            2,806,952
                                                           -----------
                                                            12,385,132
                                                           -----------
            U.S. Treasury Note,
 3,360,000  6.25%, due 2/15/2007                             3,474,451
                                                           -----------
            Total fixed income securities
              (cost $17,959,048)                            19,699,093
                                                           -----------

            SHORT-TERM INVESTMENTS - 16.3%
            VARIABLE RATE DEMAND NOTES - 16.3%
$1,620,283  General Mills                                    1,620,283
 1,186,096  Sara Lee                                         1,186,096
 1,700,236  Pitney Bowes                                     1,700,236
 1,687,973  Johnson Controls                                 1,687,973
                                                           -----------
            Total short-term investments
              (cost $6,194,588)                              6,194,588
                                                           -----------
            Total investments - 99.1%
              (cost $33,323,610)                            37,708,422
            Other assets in excess
              of liabilities - 0.9%                            330,258
                                                           -----------
            TOTAL NET ASSETS - 100.0%                      $38,038,680
                                                           -----------
                                                           -----------
*<F5>    Non-income producing security.
ADR<F6>  American Depository Receipts.
#<F7>    Principal only.

See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Leuthold Funds, Inc. (the "Company") was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company currently consists of one series, Leuthold Core Investment Fund, formerly known as Leuthold Asset Allocation Fund, (the "Fund"). The investment objective of the Fund is to seek total return consistent with prudent investment risk over the long term. The Fund commenced operations on November 20, 1995.

  The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $43,019, have been paid by the Fund. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

  The following is a summary of significant accounting policies consistently followed by the Fund.

  a) Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

  b) Federal Income Taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

  c) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually.

  d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  e) Purchased Option Accounting - Option contracts purchased are included in the Statement of Assets and Liabilities as an asset and are valued at the last bid price reported on the date of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities. Option contracts are held by the Fund for trading and hedging purposes.

  f) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original costs of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2.   CAPITAL SHARE TRANSACTIONS

  Transactions in shares of the Fund were as follows:

                                                          YEAR
                                    OCT. 1, 1997 -        ENDED
                                    MAR. 31, 1998    SEPT. 30, 1997
                                    -------------    --------------
 Shares sold                           499,632            522,072
 Shares issued to
   holders in
   reinvestment
   of dividends                        135,854            208,024
 Shares redeemed                     (128,402)        (1,112,267)
                                    ----------        -----------
 Net increase (decrease)               507,084          (382,171)
                                    ----------        -----------
                                    ----------        -----------


3.   INVESTMENT TRANSACTIONS

  Purchases and sales of investments, other than short-term investments, for the six months ended March 31, 1998 were as follows:

               Purchases                       Sales
          -------------------           --------------------
            U.S.                         U.S.
         Government      Other        Government       Other
         ----------      -----        ----------       -----
        $5,193,726  $6,425,652        $1,669,086  $4,201,027

     At March 31, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

 Appreciation                              $4,468,115
 (Depreciation)                             (432,201)
                                           ----------
 Net appreciation on investments           $4,035,914
                                           ----------
                                           ----------

  At March 31, 1998, the cost of investments for federal income tax purposes was $33,672,508.

  At the close of business on January 19, 1996, the unit holders of the Piper Trust Common Leuthold Flexible Fund transferred their assets to the Fund. As a result of the tax-free transfer, the Fund acquired $860,971 of unrealized appreciation for tax purposes. Since inception, the Fund has realized $845,182 of the appreciation.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

  The Fund has entered into an Investment Advisory Agreement with Leuthold & Anderson, Inc. Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund's daily net assets.

  The Investment Adviser has voluntarily agreed to reimburse the Fund to the extent necessary to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the annual rate of 1.25% of the net assets of the Fund, computed on a daily basis.

  Firstar Trust Company, a subsidiary of Firstar Corporation, a publicly held bank holding company, serves as custodian, transfer agent, administrator and accounting services agent for the Fund.

  For the period ended March 31, 1998, the Fund paid Weeden & Co., L.P., an affiliate of the Adviser $13,749 of brokerage commissions.

(Leuthold Core Investment Fund Logo)

INVESTMENT ADVISER:
  Leuthold & Anderson, Inc., Minnesota

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT, SHAREHOLDER
SERVICING AGENT & CUSTODIAN:
  Firstar Trust Company, Wisconsin

COUNSEL:
  Foley & Lardner, Wisconsin

AUDITORS:
  Arthur Andersen LLP, Wisconsin

This report is authorized for distribution only when preceded or accompanied by a current prospectus.